FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

January 5, 2026

Filed Via EDGAR (CIK #0000225930)

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

 RE: Templeton Funds (Registrant)

 File Nos. 002-60067 and 811-02781

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 23, 2025.

Sincerely yours,

TEMPLETON FUNDS

/s/ NAVID J. TOFIGH

Navid J. Tofigh

Vice President and Secretary

NJT:sk